Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.49

TPR Firm:			Report Date:	2/29/2024
Client Name:	Angel Oak Capital		Report:	Exception Report
Deal Name:	AOMT 2024-4		Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	XXX	2024040661	C	A	C	A	A	A	A	A	Closed	FCRE1204	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received Cleared Fraud report. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Open-Fraud Report Shows Uncleared Alerts Missing proof all high risk items on fraud report have been cleared - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Cleared Fraud report. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										LTV is less than guideline maximum - XXX LTV is XXX less than maximum LTV per guidelines 75%		XXX	Non-QM: Lender documented all ATR UW factors	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A